UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06563
CALVERT WORLD VALUES FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2005

Item 1. Schedule of Investments.
CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

EQUITY SECURITIES - 99.6%	Shares	Value

Chemicals - 2.3%
Praxair, Inc.	60,300	$3,193,488

Communications Technology - 4.7%
CSG Systems International, Inc.*	138,000	3,080,160
Scientific-Atlanta, Inc.	80,300	3,458,521

		6,538,681

Computer - Services, Software & Systems - 4.0%
Cognizant Technology Solutions Corp.*	110,400	5,558,640

Consumer Products - 4.4%
Alberto-Culver Co.	49,300	2,255,475
Nautilus Group, Inc.	155,300	2,897,898
USANA Health Sciences, Inc.*	27,400	1,051,064

		6,204,437

Cosmetics - 1.2%
Estee Lauder Co.’s, Inc.	48,900	1,637,172

Drugs & Pharmaceuticals - 3.1%
Barr Pharmaceuticals, Inc.*	69,100	4,304,239

Education Services - 2.9%
Strayer Education, Inc.	43,050	4,033,785

Electronics - 2.8%
Amphenol Corp.	90,400	4,001,104

Electronics - Instruments & Gauges - 4.5%
Itron, Inc.*	76,500	3,063,060
Mettler Toledo International, Inc.*	58,600	3,234,720

		6,297,780

Finance - Small Loan - 1.6%
SLM Corp.	41,100	2,264,199

Healthcare Management Services - 1.3%
AMERIGROUP Corp.*	97,500	1,897,350

Healthcare Services - 4.6%
Lincare Holdings, Inc.*	82,100	3,440,811
Omnicare, Inc.	52,100	2,981,162

		6,421,973

Home Building - 6.0%
KB Home	47,100	3,422,286
Pulte Homes, Inc.	126,400	4,975,104

		8,397,390

Insurance - Multi-Line - 1.6%
Protective Life Corp.	52,500	2,297,925

Investment Management Companies - 1.7%
Federated Investors, Inc., Class B	65,700	2,433,528

Machinery - Oil Well Equipment & Services - 5.2%
CARBO Ceramics, Inc.	59,000	3,334,680
Superior Energy Services, Inc.*	187,000	3,936,350

		7,271,030

EQUITY SECURITIES - 99.6%	Shares	Value

Machinery - Specialty - 2.7%
Graco, Inc.	102,100	3,724,608

Medical & Dental - Instruments & Supplies - 2.6%
Sybron Dental Specialties, Inc.*	91,100	3,626,691

Medical Services - 2.2%
Coventry Health Care, Inc.*	53,350	3,038,816

Metal Fabricating - 4.2%
Maverick Tube Corp.*	57,500	2,291,950
Reliance Steel & Aluminum Co.	58,100	3,551,072

		5,843,022

Office Furniture & Business Equipment - 1.6%
Xerox Corp.*	156,300	2,289,795

Oil - Crude Producers - 4.0%
Cimarex Energy Co.*	82,700	3,556,927
XTO Energy, Inc.	45,500	1,999,270

		5,556,197

Production Technology Equipment - 2.2%
Dionex Corp.*	64,400	3,160,752

Rent & Lease Services - Construction - 3.4%
WESCO International, Inc.*	111,500	4,764,395

Retail - 10.9%
Bed Bath & Beyond, Inc.*	84,600	3,058,290
Chico’s FAS, Inc.*	109,300	4,801,549
Ross Stores, Inc.	148,800	4,300,320
Williams-Sonoma, Inc.*	72,400	3,124,060

		15,284,219

Savings & Loans - 2.0%
FirstFed Financial Corp.*	51,400	2,802,328

Securities Brokers & Services - 1.8%
Legg Mason, Inc.	20,800	2,489,552

Services - Commercial - 7.1%
Hewitt Associates, Inc.*	113,400	3,176,334
Resources Connection, Inc.*	119,300	3,108,958
Weight Watchers International, Inc.*	75,500	3,731,965

		10,017,257

Soaps & Household Chemicals - 2.2%
Church & Dwight Co., Inc.	94,350	3,116,381

Utilities - Gas Distribution - 0.8%
Oneok, Inc.	43,300	1,153,079

Total Equity Securities (Cost $136,628,541)		139,619,813

	Principal
High Social Impact Investments - 0.5%	Amount	Value

Calvert Social Investment Foundation Notes, 3.00%, 7/1/08 (b)(i)(r)	$700,000	681,891

Total High Social Impact Investments (Cost $700,000)		681,891

TOTAL INVESTMENTS (Cost $137,328,541) - 100.1%		140,301,704
Other assets and liabilities, net - (0.1%)		(69,290)

NET ASSETS - 100%		$140,232,414

*	Non income producing security

(b)	This security was valued by the Board of Directors, see Note A.

(i)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(r)	Restricted securities represent 0.5% of the net assets of the Fund.

RESTRICTED SECURITIES	ACQUISITION DATES	COST

Calvert Social Investment Foundation Notes, 3.00%, 7/1/08	7/1/05	$700,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESMENTS
DECEMBER 31, 2005

EQUITY SECURITIES - 94.4%	Shares	Value

Argentina - 0.1%
Grupo Financiero Galicia SA, Class B (ADR)*	36,100	$249,451
Telecom Argentina SA, Class B (ADR)*	12,200	157,258

		406,709

Australia - 4.5%
Amcor Ltd.	250,296	1,372,649
Australia & New Zealand Banking Group Ltd.	161,314	2,836,368
Australian Gas & Light Co. Ltd.	114,785	1,448,592
Commonwealth Bank of Australia	66,037	2,072,566
Macquarie Bank Ltd.	59,128	2,958,312
National Australia Bank Ltd.	91,230	2,170,039
Santos Ltd.	333,977	3,003,569
Telstra Corp. Ltd.	807,259	2,329,112
Woodside Petroleum Ltd.	71,445	2,055,569

		20,246,776

Austria - 0.0%
Mayr-Melnhof Karton AG	617	86,217

Belgium - 2.1%
Agfa Gevaert NV	27,611	503,860
Colruyt SA	6,708	926,225
Dexia	56,976	1,314,335
Fortis SA/NV	112,321	3,584,633
UCB SA	62,885	2,954,907

		9,283,960

Brazil - 0.9%
Banco Itau Holding Financiera SA (ADR)	63,200	1,518,064
Gerdau SA (ADR)	53,860	898,385
Tele Centro Oeste Celular Participacoes SA (ADR)	13,300	149,226
Tele Norte Leste Participacoes SA (ADR)	32,800	587,776
Unibanco — Uniao de Bancos Brasileiros SA (GDR)	16,300	1,036,191

		4,189,642

Canada - 1.7%
EnCana Corp.	113,700	5,125,496
Royal Bank of Canada	34,000	2,648,090

		7,773,586

Finland - 3.9%
Kesko Oyj	33,900	961,458
Metso Oyj	83,900	2,297,073
Neste Oil Oyj*	56,000	1,583,607
Nokia Oyj	471,300	8,622,852
Rautaruukki Oyj	95,800	2,331,323
Sampo Oyj	106,300	1,852,960

		17,649,273

France - 4.3%
AXA SA	73,662	2,377,904
BNP Paribas SA	44,652	3,614,136
Business Objects SA*	53,645	2,171,968
Carrefour SA	20,063	940,366
Compagnie Generale des Etablissements Michelin	14,216	799,306
Havas SA	94,760	409,584
L’Oreal SA	41,261	3,068,488
Peugeot SA	40,653	2,344,480
Renault SA	10,440	851,814
Schneider Electric SA	18,255	1,628,884
Societe Generale Groupe	11,937	1,468,709

		19,675,639

Germany - 4.5%
Adidas — Salomon AG	2,793	529,195
Altana AG	39,078	2,128,704
Continental AG	18,023	1,600,286
Deutsche Bank AG	17,247	1,672,717
Muenchener Rueckversicherungs AG	28,693	3,886,432
Schering AG	53,935	3,615,032
Volkswagen AG:
Non-Voting Preferred	72,885	2,805,088
Ordinary	80,786	4,267,695

		20,505,149

EQUITY SECURITIES - 94.4%	Shares	Value

Greece - 0.3%
National Bank of Greece SA	33,005	1,404,698

Hungary - 0.2%
OTP Bank Rt (GDR)	10,200	669,120

India - 0.4%
Bajaj Auto Ltd. (GDR)	4,775	215,591
GAIL India Ltd. (GDR)	6,400	228,160
ICICI Bank Ltd. (ADR)	19,480	561,024
Ranbaxy Laboratories Ltd. (GDR)	13,300	106,267
Satyam Computer Services Ltd. (ADR)	12,300	450,057
State Bank of India Ltd. (GDR)	8,200	414,100

		1,975,199

Indonesia - 0.1%
PT Bank Mandiri Tbk	956,000	159,333
PT Indonesian Satellite Corp. Tbk	202,000	113,933
PT Unilever Indonesia Tbk	237,000	102,965

		376,231

Ireland - 0.3%
DCC plc	54,194	1,161,595

Israel - 0.8%
Check Point Software Technologies Ltd.*	30,700	617,070
Teva Pharmaceutical Industries Ltd. (ADR)	66,200	2,847,262

		3,464,332

Italy - 2.4%
Enel SpA	749,516	5,889,072
Sanpaolo IMI SpA	118,179	1,848,707
Telecom Italia SpA	1,266,538	3,142,153

		10,879,932

Japan - 23.1%
Acom Co. Ltd.	16,652	1,070,768
Advantest Corp.	13,700	1,381,854
Aeon Co. Ltd.	94,700	2,410,078
Alps Electric Co. Ltd.	72,800	1,014,679
Astellas Pharma, Inc.	48,200	1,880,896
Daiichi Sankyo Co. Ltd.*	74,348	1,434,863
Eisai Co. Ltd.	86,700	3,640,694
Fanuc Ltd.	36,200	3,073,990
Fujikura Ltd.	79,000	640,685
Furukawa Electric Co. Ltd. *	233,000	1,822,413
Honda Motor Co. Ltd.	54,400	3,105,802
Hoya Corp.	89,700	3,226,400
JSR Corp.	60,900	1,601,544
Kao Corp.	116,000	3,109,603
Kawasaki Kisen Kaisha Ltd.	161,000	1,010,689
Keisei Electric Railway Co. Ltd.	163,000	1,113,124
Kikkoman Corp.	37,000	359,391
Kobe Steel Ltd.	848,000	2,748,015
Kubota Corp.	156,000	1,311,469
Matsushita Electric Industrial Co. Ltd.	101,000	1,949,228
Mazda Motor Corp.	500,067	2,290,772
Mitsubishi Chemical Holdings Corp.	231,000	1,455,998
Mitsubishi Estate Co. Ltd.	115,000	2,390,143
Mitsubishi Rayon Co. Ltd.	146,000	966,067
Mitsui Trust Holdings, Inc.	180,000	2,162,199
Mizuho Financial Group, Inc.	476	3,779,572
Nikon Corp.	99,000	1,562,937
Nippon Steel Corp.	911,000	3,245,843
Nippon Telegraph & Telephone Corp.	620	2,819,138
Nippon Yusen Kabushiki Kaisha	237,000	1,624,499
Nissan Motor Co. Ltd.	296,100	3,001,692
Nitto Denko Corp.	41,800	3,258,755
NTT Data Corp.	532	2,649,169
NTT DoCoMo, Inc.	907	1,384,968
Olympus Corp.	68,000	1,788,259
Ono Pharmaceutical Co. Ltd.	36,100	1,632,279
Osaka Gas Co. Ltd.	1,076,000	3,715,066
Resona Holdings, Inc.*	1,402	5,649,389
Secom Co. Ltd.	27,500	1,439,388
SMC Corp.	20,900	2,987,487
Taiyo Nippon Sanso Corp.	40,000	267,391
Teijin Ltd.	299,000	1,899,822
Terumo Corp.	61,500	1,820,792
THK Co. Ltd.	38,000	992,874
Tokyo Electron Ltd.	24,100	1,514,939
Tokyo Gas Co. Ltd	461,000	2,049,237
Ube Industries Ltd.	923,000	2,505,599
Yamada Denki Co. Ltd.	35,000	4,382,423
Yamato Transport Co. Ltd.	95,000	1,576,349

		104,719,231

EQUITY SECURITIES - 94.4%	Shares	Value

Luxembourg - 0.4%
Arcelor SA	73,853	1,832,218

Mexico - 1.2%
America Movil, SA de CV (ADR)	45,100	1,319,626
Cemex, SA de CV (ADR)	47,708	2,830,516
Empresas ESM, SA de CV(a)(b)(i)*	2,989	1
Telefonos de Mexico, SA de CV (ADR)	47,800	1,179,704

		5,329,847

Netherlands - 6.5%
ABN AMRO Holding NV	301,290	7,881,438
Aegon NV	252,921	4,118,249
Buhrmann NV	127,766	1,880,665
Hagemeyer NV*	466,021	1,512,102
ING Groep NV CVA	307,057	10,653,974
TNT NV	23,786	743,619
Unilever NV CVA	38,494	2,637,069

		29,427,116

Norway - 1.3%
Orkla ASA	44,300	1,835,517
Statoil ASA	177,200	4,071,631

		5,907,148

Panama - 0.0%
ProFund International SA:
Common (b)(i)*	2,500	—
Preferred (b)(i)*	33,661	12,738

		12,738

Philippines - 0.0%
Equitable PCI Bank*	101,000	112,275

Poland - 0.2%
Bank Pekao SA (GDR)	9,100	486,850
Telekomunikacja Polska SA (GDR)	52,700	376,805
Telekomunikacja Polska SA (GDR) (e)	4,000	28,600

		892,255

Russia - 0.1%
VimpelCom (ADR)*	9,500	420,185

Singapore - 0.5%
DBS Group Holdings Ltd.	246,000	2,440,623

South Africa - 1.3%
Alexander Forbes Ltd.	74,500	170,791
BIDVest Group Ltd.:
Common	56,385	824,603
Warrants (strike price 6,000 ZAR/share, expires 12/8/06)*	3,045	15,406
Community Growth Fund*	894,098	740,893
Investec Ltd.	8,587	374,705
Nedcor Ltd.	46,165	729,881
Pick’n Pay Holdings Ltd.	61,200	125,206
Pick’n Pay Stores Ltd.	54,500	247,296
Spar Group Ltd.*	33,000	161,739
Telkom South Africa Ltd.	55,897	1,190,849
Tiger Brands Ltd.	35,700	821,241
VenFin Ltd.	55,800	420,816

		5,823,426

South Korea - 2.2%
Kookmin Bank (ADR)	40,700	3,040,697
KT Corp. (ADR)	34,791	749,746
Samsung Electronics Co. Ltd.:
Common (GDR) (e)	15,000	4,942,500
Preferred (GDR) (e)	1,400	337,400
SK Telecom Co. Ltd. (ADR)	50,419	1,023,002

		10,093,345

Spain - 2.0%
Acciona SA	7,427	830,693
Gas Natural SDG SA	81,036	2,270,481
Repsol YPF SA	152,116	4,443,949
Sacyr Vallehermoso SA	59,879	1,460,719

		9,005,842

Sweden - 1.9%
Hennes & Mauritz AB	180,350	6,131,727
Holmen AB	25,100	829,671
Nordea Bank AB	171,000	1,776,450

		8,737,848

Switzerland - 5.2%
Credit Suisse Group	76,604	3,903,166
Logitech International SA*	26,851	1,260,922
Roche Holding AG	58,874	8,833,674
Serono SA	2,181	1,736,573
Swisscom AG	5,731	1,807,622
Zurich Financial Services Group AG	29,089	6,194,091

		23,736,048

EQUITY SECURITIES - 94.4%	Shares	Value

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	410,967	4,072,683

Thailand - 0.1%
Bangkok Bank PCL (NVDR)	104,300	267,077
Bangkok Dusit Medical Service PCL	19,000	11,028
Charoen Pokphand Foods PCL:
Common	531,000	78,993
Common (NVDR)	399,000	59,356
Electricity Generating PCL	48,700	100,951
Land & Houses PCL (NVDR)	655,900	133,564

		650,969

Turkey - 0.0%
Turkcell Iletisim Hizmet AS (ADR)	12,143	186,516

United Kingdom - 20.2%
Aegis Group plc	719,647	1,508,922
Aviva plc	240,941	2,919,358
Barclays plc	381,203	4,002,994
Barratt Developments plc	174,434	2,955,939
BG Group plc	313,056	3,091,004
Boots Group plc	192,131	1,997,746
BT Group plc	751,591	2,877,311
Bunzl plc	129,619	1,421,271
Burberry Group plc	30,081	222,175
Cadbury Schweppes plc	356,818	3,369,783
Centrica plc	750,182	3,284,493
DSG International plc	720,418	2,027,465
George Wimpey plc	206,523	1,703,716
GlaxoSmithKline plc	528,162	13,334,490
GUS plc	84,820	1,504,407
HBOS plc	350,715	5,985,371
IMI plc	90,268	780,350
Invensys plc*	4,142,694	1,317,171
J Sainsbury plc	178,986	969,754
Johnson Matthey plc	47,769	1,159,226
Kingfisher plc	210,233	857,224
Lloyds TSB Group plc	214,762	1,803,057
Next plc	96,004	2,532,708
Northern Foods plc	679,817	1,770,077
O2 plc	728,725	2,476,667
Old Mutual plc	139,000	394,474
Prudential plc	108,158	1,022,372
Royal & Sun Alliance Insurance Group plc	608,487	1,315,064
Royal Bank of Scotland Group plc	107,679	3,247,847
Sage Group plc	383,011	1,698,316
Schroders plc	57,121	932,625
Scottish & Southern Energy plc	269,520	4,696,955
Scottish Power plc	191,978	1,793,240
Tate & Lyle plc	141,730	1,371,379
Taylor Woodrow plc	198,313	1,296,861
Unilever plc	282,174	2,795,785
United Utilities plc	105,691	1,218,844
Vodafone Group plc	928,959	2,003,677
Wolseley plc	93,922	1,977,383

		91,637,501

United States - 0.8%
Distributed Energy Systems Corp.:
Common Stock*	274,242	2,073,270
Warrants (strike price $2.80/share, expires 12/17/06):
Tranche 1 *	23,587	112,274
Tranche 2 *	70,759	336,813
Evergreen Solar, Inc.*	1,400	14,910
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Stock Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	69,033
Series A Preferred, Warrants (strike price $1.00/share, expires 1/1/12) (b)(i)*	1,104	—
Series B Preferred (b)(i)*	161,759	161,759
Mayer Laboratories, Inc. Warrants (strike price $6.50/share, expires 12/31/07) (b)(i)*	11,538	—
Powerspan Corp.:
Series A, Preferred (b)(i)*	45,455	140,136
Series B, Preferred (b)(i)*	20,000	73,964
Series C, Preferred (b)(i)*	239,566	299,457
Series C, Preferred, Warrants (strike price $1.14/share, expires 6/30/08) (b)(i)*	198	22
RF Technology, Inc., Series A, Preferred (b)(i)*	53,844	1
SMARTTHINKING, Inc.:
Series 1-A, Convertible Preferred (b)(i)*	104,297	159,398
Series 1-B, Convertible Preferred (b)(i)*	163,588	31,050
Series 1-B Convertible Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	2,143

		3,474,230

Total Equity Securities (Cost $356,980,352)		428,260,102

	Adjusted
Limited Partnership Interest - 0.5%	Basis	Value

SAM Sustainability Private Equity Fund (b)(i)*	$1,008,509	566,910
China Environment Fund 2004 (b)(i)*	7,778	7,778
GNet Defta Development Holdings LLC (a)(b)(i)*	400,000	400,000
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	635,047	643,358
SEAF India International Growth Fund LLC (b)(i)*	150,000	150,000
Shorecap International (b)(i)*	374,566	300,733
Terra Capital Investments (b)(i)*	403,590	1

Total Limited Partnership Interest (Cost $2,979,490)		2,068,780

	Principal
Corporate Notes - 0.0%	Amount

Mayer Laboratories, Inc., 6.00%, 12/31/06 (b)(i)	100,911	25,228

Total Corporate Notes (Cost $100,911)		25,228

High Social Impact Investments - 0.8%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/08 (b)(i)(r)	3,738,819	3,642,095

Total High Social Impact Investments (Cost $3,738,819)		3,642,095

Certificates of Deposit - 0.0%

Self Help Credit Union, 3.37%, 2/23/06 (b)(k)	100,000	99,720
ShoreBank, 3.10%, 3/15/06 (b)(k)	100,000	99,831

Total Certificates of Deposit (Cost $200,000)		199,551

U.S. Government Agencies and Instrumentalities - 3.9%

Federal Home Loan Bank Discount Notes, 1/3/06	17,700,000	17,696,657

Total U.S. Government Agencies and Instrumentalities (Cost $17,696,657)		17,696,657

U.S. Treasury Obligations - 0.2%

United States Treasury Bills, 2/23/06 (l)	950,000	944,831

Total U.S. Treasury Obligations (Cost $944,831)		944,831

TOTAL INVESTMENTS (Cost $382,641,060) - 99.8%		452,837,244
Other assets and liabilities, net - 0.2%		984,545

NET ASSETS - 100%		$453,821,789

Abbreviations:
ADR: American Depository Receipt
CVA: Certificaten Van Aandelen
GDR: Global Depository Receipt
LLC: Limited Liability Corporation
NVDR: Non-Voting Depository Receipt
ZAR: South African Rand
* Non-income producing security.
(a) Affiliated company.
(b) This security was valued by the Board of Directors. See Note A.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i) Restricted securities represent 1.5% of net assets of the Fund.
(k) These certificates of deposit are fully insured by agencies of the federal government.
(l) Collateral for futures contracts.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate period end.

Forward Foreign Currency Contracts, Open at December 31, 2005

						Unrealized
						Appreciation/
					Contract Value	Depreciation
Contracts to Receive/ Deliver		In Exchange For		Settlement Date	(US$)	(US$)

Purchases

Austrialian Dollar	6,058,757	US Dollars	$4,443,171	24-Feb-06	$4,440,339	($2,832)
British Pound	1,610,213	US Dollars	2,797,106	24-Feb-06	2,767,047	(30,059)
Euro	3,582,395	US Dollars	4,229,326	24-Feb-06	4,255,445	26,119
Euro	4,360,441	US Dollars	5,134,594	24-Feb-06	5,179,668	45,074
Euro	4,360,442	US Dollars	5,182,516	24-Feb-06	5,179,669	(2,847)
Euro	1,338,464	US Dollars	1,606,340	24-Feb-06	1,589,931	(16,409)
Japanese Yen	166,804,003	US Dollars	1,422,761	24-Feb-06	1,424,809	2,048
Swiss Franc	7,396,967	US Dollars	5,660,184	24-Feb-06	5,656,504	(3,680)
Swiss Franc	7,396,968	US Dollars	5,658,094	24-Feb-06	5,656,505	(1,589)

					Total Purchases	$15,825

Sales

Austrialian Dollar	4,785,325	US Dollars	$3,594,497	24-Feb-06	$3,507,067	$87,430
British Pound	1,968,256	US Dollars	3,388,434	24-Feb-06	3,382,321	6,113
British Pound	1,968,256	US Dollars	3,385,900	24-Feb-06	3,382,320	3,580
Canadian Dollar	760,150	US Dollars	645,193	24-Feb-06	653,024	(7,831)
Japanese Yen	216,054,000	US Dollars	1,817,573	24-Feb-06	1,845,493	(27,920)
Swiss Franc	7,634,540	US Dollars	5,871,255	24-Feb-06	5,838,178	33,077
Swiss Franc	1,806,140	US Dollars	1,410,302	24-Feb-06	1,381,166	29,136
Swedish Krona	1,061,350	US Dollars	131,108	24-Feb-06	134,197	(3,089)

					Total Sales	$120,496

				Total Net Unrealized Appreciation		$136,321

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures+	Contracts	Date	At Value	(Depreciation)

Purchased:
DAX Index	75	03/06	$12,026,987	$239,738

Total Purchased				$239,738

+ Futures collateralized by 950,000 units of U.S. Treasury Bills.

RESTRICTED SECURITIES	ACQUISITION DATES	COST

Calvert Social Investment Foundation Notes, 3.0%, 7/1/08	7/1/05	$3,738,819
China Environment Fund 2004, LP	09/15/05 - 10/17/05	7,778
Empresas ESM, SA de CV	10/25/01 - 10/29/02	350,000
GNet Defta Development Holdings LLC	8/30/05	400,000
H2Gen Innovations, Inc., Common Stock	11/4/04	—
H2Gen Innovations, Inc., Series A, Preferred	11/4/04	251,496
H2Gen Innovations, Inc., Series B, Preferred	10/21/04-10/27/04	161,759
H2Gen Innovations, Inc., Series A, Preferred Warrants (strike price $1.00/share, expires 1/1/12)	11/4/04	—
H2Gen Innovations, Inc., Common Warrants (strike price $1.00/share, exp. 10/1/13)	11/4/04	—
Mayer Laboratories, Inc., Warrants (strike price $6.50/share, expires 12/31/07)	01/21/03	—
Mayer Laboratories, Inc., Note, 6.00%, 12/31/06	12/31/96	100,911
Powerspan Series A, Preferred	8/20/97	250,000
Powerspan Series B, Preferred	10/05/99	200,000
Powerspan Series C, Preferred	12/21/04	273,105
Powerspan Series C, Preferred Warrants (strike price $1.14/share, expires 6/30/08)	12/21/04	—
ProFund International Ltd., Common	08/29/95 - 05/25/99	2,500
ProFund International Ltd., Preferred	7/10/96 - 09/08/03	33,660
RF Technology, Inc., Series A, Preferred	07/16/99 - 03/23/01	299,990
SAM Sustainability Private Equity Fund, LP	07/19/01 - 12/29/05	1,008,509
SEAF Central & Eastern European Growth Fund LLC, LP	08/10/00 - 12/19/05	635,047
SEAF India International Growth Fund LLC, LP	03/22/05 - 05/11/05	150,000
ShoreCap International, LP	08/12/04 - 12/12/05	374,566
SMARTHINKING, Inc. Series 1-A, Convertible Preferred	04/22/03 - 05/08/03	159,398
SMARTHINKING, Inc. Series 1-B, Convertible Preferred	6/10/03	250,000
SMARTHINKING, Inc. Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15)	05/27/05	—
Terra Capital Investments, Inc., LP	11/23/98 - 09/26/05	403,590
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert World Values International Equity Fund and the Calvert Capital Accumulation Fund, each a series of Calvert World Values Fund, Inc. (the “Fund”), are registered under the Investment Company Act of 1940 as diversified and non-diversified, respectively, open-end management investment companies. The operation of each series is accounted for separately. The Funds offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
The Calvert World Values International Equity Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Directors as of December 31, 2005:

	Total Investments	% of Net Assets

Capital Accumulation	$681,891	0.5%
International Equity	6,885,356	1.5%
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Forward Currency Contracts: The Fund may enter into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to hedge against its currency exposure relative to that of the MSCI EAFE Index. The Fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar, and the ability of the counterparties to fulfill their obligations under the contracts. Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset and/or liability and in the Statement of Operations as unrealized appreciation or depreciation until the contracts are closed, when they are recorded as realized forward currency contract gains or losses.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2005, and net realized capital loss carryforwards as of September 30, 2005 with expiration dates:

		Capital
	International Equity	Accumulation

Federal income tax cost of investments	$382,998,893	$137,553,881
Unrealized appreciation	77,362,663	10,388,814
Unrealized depreciation	7,524,312	7,640,991

Net unrealized appreciation/ (depreciation)	69,838,351	2,747,823

Capital Loss Carryforwards

		Capital
Expiration Date	International Equity	Accumulation

30-Sep-09	$359,484	—
30-Sep-11	6,142,100	$3,962,054

	$6,501,584	$3,962,054

Capital losses may be utilized to offset current and future capital gains until expiration.
The International Equity Fund’s use of net capital loss carryforwards of $359,484 (from Calvert South Africa Fund that merged into the Fund in September 2002) may be limited under certain tax provisions.
NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE

Empresas ESM, SA de CV	$350,000	$1
GNet Defta Development Holdings LLC	400,000	400,000
SEAF Central & Eastern European Growth Fund LLC	635,047	643,358

TOTALS	$1,385,047	$1,043,359
NOTE D — OTHER
Terra Capital Investors Limited had filed suit in the Eastern Caribbean Supreme Court for the British Virgin Islands against the International Equity Fund for payment under a capital subscription agreement. The amount claimed was $21,978, plus interest and costs. The International Equity Fund paid the amount claimed, plus interest. Although the International Equity Fund believes that it has a strong defense to not pay the remaining capital commitment, all capital calls to-date have been recorded as an increase to the cost basis of the security and are therefore reflected in the financial statements.
In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the International Equity Fund’s investment in these securities. The aggregate amount of the future capital commitments totals $1,818,878 at December 31, 2005.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	March 1, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	March 1, 2006

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	March 1, 2006